Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 10, 2019
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 10, 2019
Document Effective Date	Jul. 10, 2019
Prospectus Date	Jan. 31, 2019
Class F Prospectus | SIMT Conservative Income Fund | Class F
Prospectus:
Trading Symbol	COIAX
Class I Prospectus | Simt Large Cap Value Fund | CLASS I
Prospectus:
Trading Symbol	SEUIX